Basic and Diluted Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share options to purchase ordinary shares that were not included in the computation of diluted income per common share because their effect were anti-dilutive	109,439	90,200	273,861